Deferred tax - Components of deferred income tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred income tax
Deferred tax asset before available for offset	$ 267	$ 268
Available for offset	(205)	(204)
Deferred tax assets	62	64
Deferred tax liabilities before available for offset	(322)	(345)
Available for offset	205	204
Deferred tax liabilities	(117)	(141)
Tax losses
Deferred income tax
Deferred tax asset before available for offset	66	53
Employee benefit obligations
Deferred income tax
Deferred tax asset before available for offset	16	19
Depreciation timing differences (including leases)
Deferred income tax
Deferred tax asset before available for offset	120	123
Provisions
Deferred income tax
Deferred tax asset before available for offset	34	29
Other
Deferred income tax
Deferred tax asset before available for offset	31	44
Deferred tax liabilities before available for offset	(21)	(14)
Intangible assets
Deferred income tax
Deferred tax liabilities before available for offset	(74)	(85)
Accelerated depreciation and other fair value adjustments (including leases)
Deferred income tax
Deferred tax liabilities before available for offset	$ (227)	$ (246)